PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense
Depreciation of property and equipment	¥ 352,480	¥ 212,873	¥ 135,864
Cost of revenue
Depreciation expense
Depreciation of property and equipment	345,025	206,724	131,097
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	6,902	5,425	¥ 4,767
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 553	¥ 724